Fair Value Measurements - Schedule of Key Assumptions (Details)	12 Months Ended
Dec. 31, 2024 M
Minimum
Fair Value Measurements
Equity event term	1 year
Liquidity event term	4 years
Minimum | Asset volatility
Fair Value Measurements
Measurement input	0.85
Minimum | Risk-free rate
Fair Value Measurements
Measurement input	0.0408
Minimum | Expected term
Fair Value Measurements
Measurement input	12
Equity event term	1 year
Liquidity event term	3 years 6 months
Maximum
Fair Value Measurements
Equity event term	2 years
Liquidity event term	5 years
Maximum | Asset volatility
Fair Value Measurements
Measurement input	0.95
Maximum | Risk-free rate
Fair Value Measurements
Measurement input	0.0423
Maximum | Expected term
Fair Value Measurements
Measurement input	48
Equity event term	2 years
Liquidity event term	4 years